UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21674

Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Equity Premium Opportunity Fund (JSN)
September 30, 2014 (Unaudited)

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS - 99.0%
	COMMON STOCKS - 99.0% (5)
	Aerospace & Defense - 2.4%
37,352	Boeing Company	$ 4,757,898
45,412	Honeywell International Inc.	4,228,765
8,874	Huntington Ingalls Industries Inc.	924,760
3,946	Lockheed Martin Corporation	721,250
31,240	Northrop Grumman Corporation	4,116,182
32,796	Raytheon Company	3,332,730
31,622	United Technologies Corporation	3,339,283
	Total Aerospace & Defense	21,420,868
	Air Freight & Logistics - 0.7%
66,243	United Parcel Service, Inc., Class B	6,511,024
	Auto Components - 0.2%
60,739	Gentex Corporation	1,625,983
	Automobiles - 0.6%
213,263	Ford Motor Company	3,154,160
33,442	Harley-Davidson, Inc.	1,946,324
	Total Automobiles	5,100,484
	Banks - 4.6%
515,284	Bank of America Corporation	8,785,592
92,281	Citigroup Inc.	4,782,001
71,851	Fifth Third Bancorp.	1,438,457
86,613	First Horizon National Corporation	1,063,608
3,691	ING Groep N.V., Sponsored ADR, (2)	52,375
173,648	JPMorgan Chase & Co.	10,460,556
6	Lloyds Banking Group PLC, Sponsored ADR, (2)	30
105,059	U.S. Bancorp	4,394,618
208,745	Wells Fargo & Company	10,827,603
	Total Banks	41,804,840
	Beverages - 1.8%
173,081	Coca-Cola Company	7,383,635
28,504	Monster Beverage Corporation, (2)	2,612,962
65,346	PepsiCo, Inc.	6,083,059
	Total Beverages	16,079,656
	Biotechnology - 4.9%
61,944	Amgen Inc.	8,700,654
147,532	Celgene Corporation, (2)	13,983,083
206,102	Gilead Sciences, Inc., (2)	21,939,558
	Total Biotechnology	44,623,295
	Capital Markets - 1.6%
129,710	Charles Schwab Corporation	3,812,177
48,725	Eaton Vance Corporation	1,838,394
5,564	Goldman Sachs Group, Inc.	1,021,383
43,099	Legg Mason, Inc.	2,204,945
101,241	Morgan Stanley	3,499,901
31,993	Waddell & Reed Financial, Inc., Class A	1,653,718
	Total Capital Markets	14,030,518
	Chemicals - 1.5%
35,894	Dow Chemical Company	1,882,281
28,183	E.I. Du Pont de Nemours and Company	2,022,412
48,452	Eastman Chemical Company	3,919,282
33,559	Monsanto Company	3,775,723
10,878	Potash Corporation of Saskatchewan, Inc.	375,944
33,218	RPM International, Inc.	1,520,720
	Total Chemicals	13,496,362
	Commercial Services & Supplies - 0.4%
23,371	Deluxe Corporation	1,289,144
49,936	R.R. Donnelley & Sons Company	821,947
30,030	Waste Management, Inc.	1,427,326
	Total Commercial Services & Supplies	3,538,417
	Communications Equipment - 3.4%
22,963	ADTRAN, Inc.	471,430
539,183	Cisco Systems, Inc.	13,571,236
19,247	Harris Corporation	1,278,001
14,940	Motorola Solutions Inc.	945,403
193,813	QUALCOMM, Inc.	14,491,398
	Total Communications Equipment	30,757,468
	Consumer Finance - 1.1%
51,885	American Express Company	4,542,013
55,844	Discover Financial Services	3,595,795
77,393	Navient Corporation	1,370,630
77,393	SLM Corporation	662,484
	Total Consumer Finance	10,170,922
	Containers & Packaging - 0.5%
59,259	Packaging Corp. of America	3,781,909
9,671	Sonoco Products Company	379,974
	Total Containers & Packaging	4,161,883
	Distributors - 0.1%
15,487	Genuine Parts Company	1,358,365
	Diversified Financial Services - 1.6%
82,927	Berkshire Hathaway Inc., Class B, (2)	11,455,536
41,458	CME Group, Inc.	3,314,774
1,413	FNFV Group, (2)	19,443
	Total Diversified Financial Services	14,789,753
	Diversified Telecommunication Services - 1.9%
219,736	AT&T Inc.	7,743,497
93,521	Frontier Communications Corporation	608,822
170,487	Verizon Communications Inc.	8,522,645
	Total Diversified Telecommunication Services	16,874,964
	Electric Utilities - 0.9%
57,289	Companhia Energetica de Minas Gerais, Sponsored ADR	356,910
1	Duke Energy Corporation	75
71,296	Great Plains Energy Incorporated	1,723,224
51,543	OGE Energy Corp.	1,912,761
129,707	Pepco Holdings, Inc.	3,470,959
11,931	Pinnacle West Capital Corporation	651,910
	Total Electric Utilities	8,115,839
	Electrical Equipment - 1.0%
14,520	Eaton Corporation PLC	920,132
48,371	Emerson Electric Company	3,027,057
11,240	Hubbell Incorporated, Class B	1,354,757
31,575	Rockwell Automation, Inc.	3,469,461
	Total Electrical Equipment	8,771,407
	Electronic Equipment, Instruments & Components - 0.2%
88,036	Corning Incorporated	1,702,616
	Energy Equipment & Services - 1.9%
25,308	Diamond Offshore Drilling, Inc.	867,305
16,704	Ensco PLC, Class A	690,042
86,832	Halliburton Company	5,601,532
54,107	Patterson-UTI Energy, Inc.	1,760,101
75,828	Schlumberger Limited	7,710,949
11,510	Tidewater Inc.	449,235
	Total Energy Equipment & Services	17,079,164
	Food & Staples Retailing - 1.4%
43,950	CVS Caremark Corporation	3,497,981
82,219	Kroger Co. (The)	4,275,388
38,974	SUPERVALU Inc.	348,428
62,176	Walgreen Co.	3,685,172
13,010	Wal-Mart Stores, Inc.	994,875
	Total Food & Staples Retailing	12,801,844
	Food Products - 0.9%
53,358	Kraft Foods Group, Inc.	3,009,391
149,606	Mondelez International Inc., Class A	5,126,250
	Total Food Products	8,135,641
	Gas Utilities - 0.5%
34,085	Atmos Energy Corporation	1,625,855
32,115	National Fuel Gas Company	2,247,729
24,902	ONE Gas Inc.	852,894
	Total Gas Utilities	4,726,478
	Health Care Equipment & Supplies - 1.6%
91,444	Abbott Laboratories	3,803,156
40,852	Baxter International, Inc.	2,931,948
36,821	Hill Rom Holdings Inc.	1,525,494
87,193	Hologic Inc., (2)	2,121,406
70,699	Medtronic, Inc.	4,379,803
	Total Health Care Equipment & Supplies	14,761,807
	Health Care Providers & Services - 2.2%
41,335	Aetna Inc.	3,348,135
62,293	Brookdale Senior Living Inc., (2)	2,007,080
94,158	Express Scripts Holding Company, (2)	6,650,380
49,743	UnitedHealth Group Incorporated	4,290,334
28,746	WellPoint Inc.	3,438,597
	Total Health Care Providers & Services	19,734,526
	Hotels, Restaurants & Leisure - 1.5%
51,390	International Game Technology	866,949
4,969	Las Vegas Sands Corporation	309,121
38,799	McDonald’s Corporation	3,678,533
30,298	Starbucks Corporation	2,286,287
21,179	Starwood Hotels & Resorts Worldwide, Inc.	1,762,305
23,029	Wynn Resorts Ltd	4,308,265
	Total Hotels, Restaurants & Leisure	13,211,460
	Household Durables - 0.6%
38,947	KB Home	581,868
54,753	Newell Rubbermaid Inc.	1,884,051
19,851	Whirlpool Corporation	2,891,298
	Total Household Durables	5,357,217
	Household Products - 1.5%
83,232	Colgate-Palmolive Company	5,428,391
95,705	Procter & Gamble Company	8,014,337
	Total Household Products	13,442,728
	Industrial Conglomerates - 1.9%
18,476	3M Co.	2,617,680
431,508	General Electric Company	11,055,235
24,839	Roper Industries Inc.	3,633,697
	Total Industrial, Conglomerates	17,306,612
	Insurance - 1.9%
59,372	Allstate Corporation (The)	3,643,660
24,977	American International Group, Inc.	1,349,258
26,066	Arthur J. Gallagher & Co.	1,182,354
92,800	CNO Financial Group Inc.	1,573,888
4,242	Fidelity National Financial Inc., Class A	117,673
65,958	Genworth Financial Inc., Class A, (2)	864,050
23,657	Hartford Financial Services Group, Inc.	881,223
13,952	Kemper Corporation	476,461
35,717	Lincoln National Corporation	1,913,717
98,233	Marsh & McLennan Companies, Inc.	5,141,515
	Total Insurance	17,143,799
	Internet & Catalog Retail - 2.7%
51,843	Amazon.com, Inc., (2)	16,716,257
27,170	HSN, Inc.	1,667,423
6,441	Lands’ End, Inc., (2)	264,854
740	Netflix Inc., (2)	333,873
4,391	The Priceline Group Inc., (2)	5,087,325
	Total Internet & Catalog Retail	24,069,732
	Internet Software & Services - 6.9%
39,603	Akamai Technologies, Inc., (2)	2,368,259
161,032	eBay Inc., (2)	9,119,242
170,088	Facebook Inc., Class A Shares, (2)	13,443,756
28,584	Google Inc., Class A, (2)	16,819,111
28,344	Google Inc., Class C, (2)	16,364,692
22,576	IAC/InterActiveCorp	1,487,758
45,334	VeriSign, Inc., (2)	2,498,810
	Total Internet Software & Services	62,101,628
	IT Services - 3.1%
80,974	Automatic Data Processing, Inc.	6,727,320
55,662	Fidelity National Information Services, Inc.	3,133,771
37,934	International Business Machines Corporation	7,201,011
92,654	Paychex, Inc.	4,095,307
32,522	Visa Inc., Class A	6,939,219
	Total IT Services	28,096,628
	Leisure Products - 0.6%
70,638	Mattel, Inc.	2,165,055
23,466	Polaris Industries Inc.	3,514,972
	Total Leisure Products	5,680,027
	Machinery - 1.5%
13,101	Caterpillar Inc.	1,297,392
4,540	Deere & Company	372,235
33,513	Graco Inc.	2,445,779
35,953	Hillenbrand Inc.	1,110,588
23,133	Joy Global Inc.	1,261,674
20,906	SPX Corporation	1,963,701
34,588	Stanley Black & Decker Inc.	3,071,069
50,568	Timken Company	2,143,578
	Total Machinery	13,666,016
	Media - 2.3%
97,817	New York Times Company, Class A	1,097,507
75,168	News Corporation, Class A Shares, (2)	1,228,997
58,689	Omnicom Group, Inc.	4,041,325
82,498	Regal Entertainment Group, Class A	1,640,060
195,023	Twenty-First Century Fox Inc., Class A	6,687,339
63,870	Walt Disney Company (The)	5,686,346
	Total Media	20,381,574
	Metals & Mining - 0.9%
265,108	Alcoa Inc.	4,265,588
20,083	Barrick Gold Corporation	294,417
53,761	Freeport-McMoRan Copper & Gold, Inc.	1,755,297
148,596	Hecla Mining Company	368,518
16,325	Southern Copper Corporation	484,036
25,284	TimkenSteel Corporation	1,175,453
	Total Metals & Mining	8,343,309
	Multiline Retail - 1.0%
47,978	Macy’s, Inc.	2,791,360
44,360	Nordstrom, Inc.	3,032,893
20,215	Sears Holdings Corporation, (2)	510,024
37,279	Target Corporation	2,336,648
	Total Multiline Retail	8,670,925
	Multi-Utilities - 0.7%
62,041	Ameren Corporation	2,378,032
97,043	Public Service Enterprise Group Incorporated	3,613,881
	Total Multi-Utilities	5,991,913
	Oil, Gas & Consumable Fuels - 5.8%
91,717	Chevron Corporation	10,943,672
2,747	CNOOC Limited, Sponsored ADR	473,967
81,203	ConocoPhillips	6,213,654
161,814	Exxon Mobil Corporation	15,218,607
27,119	Hess Corporation	2,557,864
48,281	Occidental Petroleum Corporation	4,642,218
83,464	ONEOK, Inc.	5,471,065
3,274	PetroChina Company Limited, Sponsored ADR	420,742
54,850	Phillips 66	4,459,854
122,639	SandRidge Energy Inc., (2)	526,121
39,133	Statoil ASA, Sponsored ADR	1,062,852
23,753	Suncor Energy, Inc.	858,671
	Total Oil, Gas & Consumable Fuels	52,849,287
	Pharmaceuticals - 5.3%
83,632	AbbVie Inc.	4,830,584
125,113	Bristol-Myers Squibb Company	6,403,283
84,570	Eli Lilly and Company	5,484,365
121,657	Johnson & Johnson	12,967,420
155,861	Merck & Co. Inc.	9,239,440
298,927	Pfizer Inc.	8,839,271
	Total Pharmaceuticals	47,764,363
	Professional Services - 0.2%
29,079	Manpower Inc.	2,038,438
	Real Estate Investment Trust - 1.4%
60,679	Apartment Investment & Management Company, Class A	1,930,806
69,975	Brandywine Realty Trust	984,548
34,687	CBL & Associates Properties Inc.	620,897
129,993	CubeSmart	2,337,274
114,294	DCT Industrial Trust Inc.	858,348
43,378	Health Care REIT, Inc.	2,705,486
79,809	Lexington Realty Trust	781,330
46,608	Liberty Property Trust	1,550,182
8,511	Ventas Inc.	527,256
	Total Real Estate Investment Trust	12,296,127
	Road & Rail - 0.4%
35,489	Union Pacific Corporation	3,847,717
	Semiconductors & Semiconductor Equipment - 3.9%
98,918	Altera Corporation	3,539,286
64,144	Analog Devices, Inc.	3,174,487
107,440	Broadcom Corporation, Class A	4,342,725
588,064	Intel Corporation	20,476,388
26,060	Intersil Corporation, Class A	370,313
81,111	Linear Technology Corporation	3,600,517
	Total Semiconductors & Semiconductor Equipment	35,503,716
	Software - 6.2%
128,956	Activision Blizzard Inc.	2,680,995
94,526	Adobe Systems Incorporated, (2)	6,540,254
79,219	Autodesk, Inc., (2)	4,364,967
765,220	Microsoft Corporation	35,475,599
180,040	Oracle Corporation	6,891,931
	Total Software	55,953,746
	Specialty Retail - 2.1%
20,823	Abercrombie & Fitch Co., Class A	756,708
54,032	American Eagle Outfitters, Inc.	784,545
46,995	Best Buy Co., Inc.	1,578,562
58,779	CarMax, Inc., (2)	2,730,285
58,405	Gap, Inc.	2,434,904
42,385	Home Depot, Inc.	3,888,400
32,306	L Brands, Inc.	2,163,856
86,836	Lowe’s Companies, Inc.	4,595,361
	Total Specialty Retail	18,932,621
	Technology Hardware, Storage & Peripherals - 7.4%
562,379	Apple, Inc.	56,659,685
146,831	EMC Corporation	4,296,275
92,971	Hewlett-Packard Company	3,297,681
65,269	NetApp, Inc.	2,803,956
	Total Technology Hardware, Storage & Peripherals	67,057,597
	Thrifts & Mortgage Finance - 0.1%
40,800	MGIC Investment Corporation, (2)	318,648
56,714	New York Community Bancorp Inc.	900,051
	Total Thrifts & Mortgage Finance	1,218,699
	Tobacco - 1.1%
72,934	Altria Group, Inc.	3,350,588
57,705	Philip Morris International, Inc.	4,812,597
36,132	Reynolds American Inc.	2,131,788
	Total Tobacco	10,294,973
	Wireless Telecommunication Services - 0.1%
116,407	Sprint Corporation, (2)	738,020
	Total Long-Term Investments (cost $484,510,494)	894,132,996

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS - 3.9%
$ 34,868	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $34,868,138, collateralized by $35,655,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $35,565,863	0.000%	10/01/14	$ 34,868,138
	Total Short-Term Investments (cost $34,868,138)			34,868,138
	Total Investments (cost $519,378,632) - 102.9%			929,001,134
	Other Assets Less Liabilities - (2.9)% (3)			(26,090,582)
	Net Assets - 100%			$ 902,910,552

Investments in Derivatives as of September 30, 2014

Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Description	Amount (4)	Date	Price	Value (3)
(76)	MINI-NASDAQ-100 Index	$ (30,970,000)	10/03/14	$ 4,075	$ (99,180)
(69)	MINI-NASDAQ-100 Index	(27,772,500)	10/10/14	4,025	(408,135)
(72)	MINI-NASDAQ-100 Index	(28,440,000)	10/18/14	3,950	(914,760)
(70)	MINI-NASDAQ-100 Index	(27,825,000)	10/18/14	3,975	(750,400)
(63)	MINI-NASDAQ-100 Index	(25,357,500)	10/18/14	4,025	(449,820)
(64)	MINI-NASDAQ-100 Index	(25,920,000)	10/18/14	4,050	(356,480)
(61)	MINI-NASDAQ-100 Index	(25,010,000)	10/18/14	4,100	(186,965)
(76)	MINI-NASDAQ-100 Index	(31,160,000)	11/22/14	4,100	(514,140)
(387)	S&P 500® Index	(76,819,500)	10/03/14	1,985	(199,305)
(321)	S&P 500® Index	(64,521,000)	10/10/14	2,010	(89,078)
(806)	S&P 500® Index	(157,170,000)	10/18/14	1,950	(3,042,650)
(405)	S&P 500® Index	(79,987,500)	10/18/14	1,975	(840,375)
(387)	S&P 500® Index	(76,819,500)	10/18/14	1,985	(582,822)
(317)	S&P 500® Index	(63,400,000)	10/18/14	2,000	(275,790)
(384)	S&P 500® Index	(75,840,000)	11/22/14	1,975	(1,384,320)
(363)	S&P 500® Index	(72,600,000)	11/22/14	2,000	(824,010)
(3,921)	Total Options Written (premiums received $13,825,380)	$ (889,612,500)			$ (10,918,230)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 894,132,996	$ –	$ –	$ 894,132,996
Short-Term Investments:
Repurchase Agreements	–	34,868,138	–	34,868,138
Investments in Derivatives:
Options Written	(10,918,230)	–	–	(10,918,230)
Total	$ 883,214,766	$ 34,868,138	$ –	$ 918,082,904

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $519,649,804.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
	Appreciation	$ 429,892,409
	Depreciation	(20,541,079)
	Net unrealized appreciation (depreciation) of investments	$ 409,351,330

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Other Assets Less Liabilities includes the Value of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014